ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Australia — 1.0%
Health Care — 1.0%
CSL	9,967	$1,828,237

Total Australia		1,828,237

Belgium — 0.8%
Information Technology — 0.8%
Materialise ADR *	73,136	1,500,019

Total Belgium		1,500,019

China — 1.3%
Health Care — 1.3%
Ping An Healthcare and Technology *	764,300	2,421,044

Total China		2,421,044

Denmark — 1.0%
Health Care — 1.0%
GN Store Nord	29,553	1,770,339

Total Denmark		1,770,339

France — 2.1%
Health Care — 2.1%
Cellectis ADR *	336,812	2,091,603
Eurofins Scientific	18,175	1,808,617
Total Health Care		3,900,220

Total France		3,900,220

Germany — 1.3%
Health Care — 1.3%
Siemens Healthineers	37,038	2,356,654

Total Germany		2,356,654

Hong Kong — 2.1%
Consumer Discretionary — 1.1%
JD Health International *	258,050	2,063,394

Health Care — 1.0%
Alibaba Health Information Technology *	2,382,000	1,780,952

Total Hong Kong		3,844,346

Italy — 1.1%
Health Care — 1.1%
DiaSorin	13,370	2,051,827

Total Italy		2,051,827

Description	Shares	Fair Value

Japan — 0.7%
Health Care — 0.7%
Terumo	35,400	$1,277,442

Total Japan		1,277,442

Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	69,262	2,281,532

Total Netherlands		2,281,532

Spain — 1.1%
Health Care — 1.1%
Grifols	112,095	1,961,531

Total Spain		1,961,531

Switzerland — 3.5%
Health Care — 3.5%
Lonza Group	3,119	2,121,878
Roche Holding	5,611	2,150,868
Tecan Group	4,340	2,087,377
Total Health Care		6,360,123

Total Switzerland		6,360,123

United Kingdom — 1.9%
Health Care — 1.9%
EMIS Group	85,538	1,505,680
Smith & Nephew PLC	118,623	1,994,954
Total Health Care		3,500,634

Total United Kingdom		3,500,634

United States — 80.9%
Health Care — 78.1%
1Life Healthcare *	161,777	1,805,431
Abbott Laboratories	13,848	1,765,066
ABIOMED *	9,233	2,731,768
Agilent Technologies	14,869	2,071,549
Akoya Biosciences *	201,273	2,286,461
Align Technology *	3,632	1,797,695
Alnylam Pharmaceuticals *	8,101	1,114,698
Arrowhead Pharmaceuticals *	20,560	1,084,746
Avanos Medical *	56,500	1,709,690
Axogen *	290,310	2,528,600
Baxter International	22,584	1,929,577
Becton Dickinson	6,253	1,589,137
BioMarin Pharmaceutical *	22,755	2,016,776
Bio-Rad Laboratories, Cl A *	3,224	1,933,530
Boston Scientific *	70,336	3,017,414
Bristol-Myers Squibb	30,308	1,966,686
Butterfly Network *	416,303	2,414,557
Cardiovascular Systems *	138,839	2,439,401
CareDx *	61,561	2,573,249
Catalent *	20,964	2,178,789
Cerus *	244,517	1,310,611
Charles River Laboratories International *	7,774	2,563,553

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

Codexis *	64,781	$1,328,011
CONMED	13,054	1,795,969
Danaher	8,649	2,471,798
DexCom *	5,344	2,300,485
Editas Medicine, Cl A *	50,064	953,219
Edwards Lifesciences *	18,806	2,053,615
Exact Sciences *	33,342	2,545,994
Fate Therapeutics *	28,911	1,200,096
Fulgent Genetics *	31,214	1,993,638
Glaukos *	68,920	3,669,302
Globus Medical, Cl A *	23,112	1,542,264
Guardant Health *	28,153	1,958,041
Health Catalyst *	67,069	2,002,010
Hologic *	28,528	2,003,807
Illumina *	8,000	2,790,559
Incyte *	38,816	2,885,192
Insulet *	10,546	2,615,408
Integra LifeSciences Holdings *	44,271	2,866,105
Intuitive Surgical *	8,630	2,452,473
IQVIA Holdings *	9,654	2,364,265
iRhythm Technologies *	27,172	3,391,882
Masimo *	7,369	1,620,222
Medpace Holdings *	10,772	1,911,599
Moderna *	8,328	1,410,180
NanoString Technologies *	56,475	1,960,812
Natera *	32,065	2,265,392
NeoGenomics *	83,744	1,887,590
Nevro *	26,709	1,754,781
Novocure *	33,823	2,321,949
Omnicell *	14,281	2,144,149
Penumbra *	11,193	2,529,730
PerkinElmer	12,501	2,152,297
Quidel *	15,665	1,619,134
Regeneron Pharmaceuticals *	4,026	2,450,183
STAAR Surgical *	31,056	2,258,392
Stryker	8,490	2,105,945
Tabula Rasa HealthCare *	257,422	2,777,583
Tactile Systems Technology *	111,014	1,750,691
Teladoc Health *	30,031	2,303,678
Thermo Fisher Scientific	4,365	2,537,375
Twist Bioscience *	17,106	1,016,439
Veeva Systems, Cl A *	5,565	1,316,345
Veracyte *	76,902	2,338,590
Vertex Pharmaceuticals *	10,215	2,482,756
Vocera Communications *	46,653	3,686,054
		142,614,983

Information Technology — 2.8%
3D Systems *	80,398	1,439,124
Azenta	26,105	2,201,696
Novanta *	9,846	1,359,733
		5,000,553
Total United States		147,615,536

Total Common Stock
(Cost $231,899,328)		182,669,484

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	71,527	$71,527

Total Short-Term Investment
(Cost $71,527)		71,527

Total Investments - 100.0%
(Cost $231,970,855)		$182,741,011

Percentages based on Net Assets of $182,671,597.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2022.

ADR – American Depository Receipt

Cl – Class

PLC - Public Limited Company

As of January 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1700